EARNINGS PER SHARE (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares
Earnings per share
Net earnings attributable to common shareholders | $	$ 948.8		$ 416.3
Basic weighted average shares outstanding	1,228,855		1,226,985
Weighted average shares dilution adjustments:
Stock options	182		822
Restricted share units	1,805		3,554
Restricted performance share units	3,662		5,309
Diluted weighted average shares outstanding	1,234,504		1,236,670
Stock options
Weighted average shares dilution adjustments:
Share price | (per share)	$ 7.89	$ 10.04	$ 4.88	$ 5.61